Deferred revenue and income - Detailed disclosure about deferred income (Details) - GBP (£) £ in Thousands	Dec. 31, 2019	Jan. 31, 2019		Jan. 31, 2018 [1]
Accruals and deferred income [abstract]
Deferred revenue, current	£ 499	£ 499
Deferred other operating income, current	637	2,875
Deferred revenue and income, current	1,136	3,374	[1]	£ 13,834
Deferred revenue, non-current	374	831
Deferred revenue, non-current	374	831	[1]	£ 27,270
Total deferred revenue	873	1,330
Total deferred other operating income	£ 637	£ 2,875

[1]	See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 16 'Leases'.'